Inventories (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [Abstract]
Inventories recognized in cost of sales	$ 84.9	$ 82.7
Ore stockpiles write-down to net realizable value	$ 3.7	$ 1.3